UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7502

Dreyfus International Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31/09
Date of reporting period:	8/31/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
August 31, 2009 (Unaudited)

Common Stocks--92.9%	Shares	Value ($)
Brazil--9.9%
Amil Participacoes	169,100	896,328
Centrais Eletricas Brasileiras	249,962	3,653,872
Cia de Saneamento Basico do Estado de Sao Paulo	147,630	2,718,078
Cia Energetica de Minas Gerais, ADR	76,690	1,120,434
Empresa Brasileira de Aeronautica, ADR	70,500	1,497,420
Grendene	338,800	4,526,441
Itau Unibanco Holding, ADR	697,688	11,686,274
Medial Saude	663,500 a	3,309,227
Petroleo Brasileiro (Preferred), ADR	717,150	23,809,380
Petroleo Brasileiro, ADR	61,510	2,438,256
Redecard	370,500	5,071,842
Tele Norte Leste Participacoes, ADR	316,710	5,048,358
Vale, ADR	547,750	10,522,278
		76,298,188
China--9.4%
Anhui Expressway, Cl. H	3,290,000	1,829,558
Bosideng International Holdings	31,240,000	4,796,573
China Construction Bank, Cl. H	13,950,130	10,529,487
China Molybdenum, Cl. H	1,625,000	1,213,962
Huaneng Power International, ADR	17,490	489,370
Huaneng Power International, Cl. H	5,366,600	3,759,864
Industrial & Commercial Bank of China, Cl. H	8,743,000	5,967,456
Jiangsu Expressway, Cl. H	1,606,000	1,268,148
PetroChina, ADR	41,210	4,522,797
PetroChina, Cl. H	11,090,000	12,248,373
Renhe Commercial Holdings	26,654,000	5,811,954
Sinotrans, Cl. H	20,198,500	4,769,175
Soho China	7,221,000	3,838,554
TPV Technology	10,035,630	5,451,297
Weiqiao Textile, Cl. H	8,526,600	5,973,774
		72,470,342

Hong Kong--6.9%
China Mobile	1,522,500	14,811,592
China Mobile, ADR	160,110	7,880,614
China Power International Development	19,430,292 a	5,390,026
China Unicom Hong Kong	1,577,198	2,218,124
CNOOC	2,063,000	2,709,693
CNOOC, ADR	14,050	1,835,632
Cosco Pacific	5,015,062	7,544,804
Denway Motors	10,179,300	4,531,167
Global Bio-Chem Technology Group	17,418,700	4,225,194
NWS Holdings	595,890	1,160,957
Texwinca Holdings	1,443,300	1,135,951
		53,443,754
Hungary--.4%
Magyar Telekom Telecommunications	671,008	2,716,654

India--6.5%
Andhra Bank	1,294,321	2,368,614
Bank of India	164,100	1,133,996
Bharat Petroleum	275,258	2,866,460
Bharti Airtel	487,790	4,242,999
Hindustan Petroleum	529,311	3,839,334
India Cements	2,179,661	6,004,391
Infosys Technologies, ADR	25,050	1,082,911
Jet Airways India	200,852 a	1,082,318
Mahanagar Telephone Nigam	2,475,650	4,822,003
Reliance Industries	158,910 a	6,522,714
State Bank of India	73,970	2,640,725
State Bank of India, GDR	81,740 b	6,048,760
Sterlite Industries (India), ADR	297,776 a	3,987,221
Tata Consultancy Services	307,980	3,324,229
		49,966,675
Indonesia--1.3%
Gudang Garam	2,413,000	3,423,204
Indosat	5,101,000	2,656,771
Kalbe Farma	8,144,600	1,026,155
Telekomunikasi Indonesia	3,856,500	3,213,750

		10,319,880
Israel--1.7%
Bank Hapoalim	877,430 a	2,818,867
Israel Discount Bank, Cl. A	2,088,868	3,657,926
Teva Pharmaceutical Industries, ADR	123,240	6,346,860
		12,823,653
Malaysia--4.5%
Gamuda	4,425,400	3,858,009
Genting Malaysia	8,656,280	6,858,163
Malayan Banking	8,837,730	16,337,817
RHB Capital	293,500	394,223
Sime Darby	2,078,900	4,870,346
Tenaga Nasional	981,150	2,234,509
		34,553,067
Mexico--3.3%
America Movil, ADR, Ser. L	163,000	7,359,450
Coca-Cola Femsa, ADR	44,470	1,982,472
Consorcio ARA	4,144,700 a	2,405,334
Embotelladoras Arca	1,467,900	3,538,327
Empresas ICA	800,700 a	1,693,826
Gruma, Cl. B	912,992 a	1,400,843
Grupo Continental	2,074,850	4,000,778
Grupo Modelo, Ser. C	899,100 a	3,281,512
		25,662,542
Philippines--.6%
ABS-CBN Holdings	1,488,500	945,660
Bank of the Philippine Islands	2,104,457	1,940,784
Metropolitan Bank & Trust	1,179,300	942,570
Union Bank of the Philippines	1,520,706	950,539
		4,779,553
Poland--.8%
Bank Pekao	31,540 a	1,611,126
Telekomunikacja Polska	832,640	4,690,273
		6,301,399
Russia--5.1%
Gazprom, ADR	847,625	17,969,650
LUKOIL, ADR	218,045	11,033,077

MMC Norilsk Nickel, ADR	443,001 a	4,917,311
Mobile Telesystems, ADR	134,070	5,815,957
		39,735,995
South Africa--9.8%
Anglo Platinum	61,840 a	5,484,877
AngloGold Ashanti, ADR	242,716	9,325,149
ArcelorMittal South Africa	338,745	5,085,859
Barloworld	762,220	4,663,754
FirstRand	5,172,660	10,558,756
Gold Fields, ADR	161,730	1,952,081
JD Group	235,720	1,287,453
MTN Group	387,730	6,354,595
Murray & Roberts Holdings	82,180	581,001
Nampak	2,533,707	5,585,587
Nedbank Group	395,365	5,858,182
Sanlam	763,111	2,010,897
Sappi	1,286,673	4,994,861
Sasol	220,060	8,288,422
Sasol, ADR	24,950	942,861
Telkom	510,628	2,849,330
		75,823,665
South Korea--15.9%
CJ Cheiljedang	6,683	893,635
Hyundai Motor	64,427	5,468,222
Kangwon Land	380,610	5,028,477
KB Financial Group	323,130 a	13,324,682
Korea Electric Power	319,325 a	8,015,725
KT	83,270	2,600,312
KT & G	95,529	5,147,811
KT, ADR	437,620	6,813,743
Lotte Confectionery	2,259	1,873,908
Lotte Shopping	36,748	8,371,211
POSCO	22,044	8,145,813
POSCO, ADR	13,580	1,242,027
S-Oil	109,694	5,050,368
Samsung Electronics	47,572	29,368,254
Samsung Fire & Marine Insurance	30,290	5,432,749

Shinhan Financial Group	174,258 a	5,720,697
SK Telecom	18,002	2,522,500
SK Telecom, ADR	409,090	6,365,440
Yuhan	6,772	1,049,229
		122,434,803
Taiwan--9.9%
Asustek Computer	2,230,452	3,550,672
China Steel	5,374,186	4,881,690
Chinatrust Financial Holding	8,932,690	4,966,149
Compal Electronics	9,984,432	10,070,425
First Financial Holding	7,091,683	3,845,687
Foxconn Technology	803,700	2,050,971
HON HAI Precision Industry	2,028,550	6,840,613
HTC	406,000	4,082,633
Mega Financial Holding	7,895,000	3,933,529
Nan Ya Printed Circuit Board	1,542,866	5,038,753
Nien Hsing Textile	1,227,000	594,554
SinoPac Financial Holdings	21,840,103 a	6,548,747
Taiwan Semiconductor Manufacturing	5,090,640	9,155,465
United Microelectronics	19,527,445 a	8,008,765
Yageo	10,796,200	2,738,695
		76,307,348
Thailand--4.4%
Bangkok Bank	1,322,860	4,298,031
Charoen Pokphand Foods	25,330,500	4,468,774
Kasikornbank	3,848,700	8,543,865
Krung Thai Bank	19,813,700	5,010,227
PTT	634,400	4,551,414
Siam Cement	640,270	3,718,122
Thai Airways International	1,552,444 a	890,111
Thai Beverage	1,450,000	246,539
Thai Union Frozen Products	2,910,721	2,225,191
		33,952,274
Turkey--2.3%
Tupras Turkiye Petrol Rafine	312,440	4,686,288
Turk Sise ve Cam Fabrikalari	3,255,648 a	3,450,757
Turkcell Iletisim Hizmet	442,460	2,875,798

Turkcell Iletisim Hizmet, ADR	131,080	2,111,699
Turkiye Is Bankasi, Cl. C	1,167,208	4,629,618
		17,754,160
United Kingdom--.2%
JKX Oil & Gas	426,943	1,696,596
Total Common Stocks
(cost $681,872,800)		717,040,548

Preferred Stocks--3.2%
Brazil
Braskem, Cl. A	1,132,900 a	6,287,544
Cia de Saneamento de Minas Gerais	292,500	4,672,985
Cia de Tecidos do Norte de Minas - Coteminas	875,348	2,345,470
Cia Energetica de Minas Gerais	511,470	7,530,797
Porto Seguro	139,200	1,277,742
Tractebel Energia	273,530	2,895,380
Total Preferred Stocks
(cost $21,077,637)		25,009,918

Other Investment--2.6%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $19,950,000)	19,950,000 [c]	19,950,000

Total Investments (cost $722,900,437)	98.7%	762,000,466
Cash and Receivables (Net)	1.3%	10,367,826
Net Assets	100.0%	772,368,292

ADR - American Depository Receipts GDR - Global Depository Receipts

a	Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities amounted to $6,048,760 or .8% of net assets.
c	Investment in affiliated money market mutual fund.

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $722,900,437.

Net unrealized appreciation on investments was $39,100,029 of which $94,827,559 related to appreciated investment securities and $55,727,530 related to depreciated investment securities.

100-227-96

				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 8/31/2009 ($)
Buys:
Hong Kong Dollar,
Expiring 9/1/2009	2,225,079	287,071	287,090	19
South African Rand,
Expiring 9/2/2009	2,864,551	366,982	368,218	1,236

Sells:
Hungary Forint,
Expiring 9/2/2009	95,390,711	500,397	502,211	(1,814)
Turkish Lira,
Expiring 9/1/2009	134,501	89,476	89,661	(185)

Gross Unrealized Appreciation				1,255
Gross Unrealized Depreciation				(1,999)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign	742,050,466	-	-	742,050,466
Mutual Funds	19,950,000	-	-	19,950,000
Other Financial Instruments+	-	1,255	-	1,255
Liabilities ($)
Other Financial Instruments+	-	(1,999)	-	(1,999)

+ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 Disclosures about Derivative Instruments and Hedging Activities ( FAS 161 ). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors.  Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contracts increase between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts decrease between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contracts decrease between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts increase between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)